UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09153

Investment Company Act File Number

Eaton Vance Michigan Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Michigan Municipal Income Trust

August 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 152.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.2%
Michigan Municipal Bond Authority, 5.00%, 10/1/29	$600	$716,046
Michigan Municipal Bond Authority, 5.00%, 10/1/30	500	607,650

		$1,323,696

Education — 11.4%
Grand Valley State University, 5.625%, 12/1/29	$525	$595,250
Grand Valley State University, 5.75%, 12/1/34	525	599,492
Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	200	203,160
Michigan State University, 5.00%, 2/15/40	1,000	1,113,280
Michigan State University, 5.00%, 2/15/44	460	508,581
Oakland University, 5.00%, 3/1/42	500	549,775

		$3,569,538

Electric Utilities — 3.8%
Lansing Board of Water and Light, 5.50%, 7/1/41	$500	$593,145
Michigan Public Power Agency, 5.00%, 1/1/43	550	584,309

		$1,177,454

Escrowed/Prerefunded — 1.9%
Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$560	$598,069

		$598,069

General Obligations — 33.5%
Allegan Public Schools, 5.00%, 5/1/31	$1,000	$1,128,390
Ann Arbor Public Schools, 4.50%, 5/1/24	350	389,931
Comstock Park Public Schools, 5.00%, 5/1/28	230	262,699
Comstock Park Public Schools, 5.125%, 5/1/31	275	313,772
Comstock Park Public Schools, 5.25%, 5/1/33	220	250,941
Howell Public Schools, 4.50%, 5/1/29	620	692,825
Jenison Public Schools, 5.00%, 5/1/28	500	564,195
Jenison Public Schools, 5.00%, 5/1/30	500	561,790
Kent County, 5.00%, 1/1/25	1,500	1,719,765
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,144,550
Livingston County, 4.00%, 6/1/28	310	338,356
Livingston County, 4.00%, 6/1/30	335	360,628
Michigan, 5.00%, 11/1/20	1,000	1,237,380
Michigan, 5.50%, 11/1/25	270	320,212
Northview Public Schools, 5.00%, 5/1/32	725	817,532
St. Clair County, (Convention Center), 3.75%, 4/1/42(1)	375	362,610

		$10,465,576

Hospital — 28.0%
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	$185	$188,667
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	125	126,953
Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	304,703

Security	Principal Amount (000’s omitted)	Value
Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	$360	$360,706
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	556,205
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	675	707,913
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	1,061,520
Michigan Hospital Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	274,772
Michigan Hospital Finance Authority, (McLaren Health Care), 5.00%, 8/1/35	1,080	1,175,342
Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	750	751,102
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), 6.125%, 6/1/39	500	580,715
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	1,000	1,139,280
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26(2)	425	448,698
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,058,690

		$8,735,266

Housing — 1.5%
Michigan Housing Development Authority, 4.60%, 12/1/26	$410	$454,542

		$454,542

Industrial Development Revenue — 4.8%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$694,215
Dickinson County Economic Development Corp., (International Paper Co.), 5.75%, 6/1/16	800	802,656

		$1,496,871

Insured-Education — 4.8%
Ferris State University, (AGC), 5.125%, 10/1/33	$570	$628,379
Ferris State University, (AGC), 5.25%, 10/1/38	500	547,985
Wayne State University, (AGM), 5.00%, 11/15/35	300	327,777

		$1,504,141

Insured-Electric Utilities — 5.3%
Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$400	$401,824
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	220	237,118
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	250	270,805
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	250	270,957
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	435	475,625

		$1,656,329

Insured-General Obligations — 16.2%
Battle Creek School District, (AGM), 5.00%, 5/1/37	$1,105	$1,189,300
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	650	680,511
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	290	306,765
Detroit School District, (AGM), 5.25%, 5/1/32	300	372,465
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,175,140
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,349,900

		$5,074,081

Insured-Hospital — 2.8%
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	$860	$860,843

		$860,843

Insured-Lease Revenue/Certificates of Participation — 7.2%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$443,640
Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	4,300	1,797,916

		$2,241,556

Insured-Special Tax Revenue — 1.6%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$2,545	$226,174
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,685	271,639

		$497,813

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 3.4%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,069,890

		$1,069,890

Insured-Water and Sewer — 10.7%
Detroit, Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$568,249
Detroit, Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	1,650	1,650,957
Grand Rapids, Water Supply System, (AGC), 5.10%, 1/1/39	1,000	1,110,220

		$3,329,426

Special Tax Revenue — 5.0%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$115	$129,307
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	125	140,523
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,000	1,158,480
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	130,117

		$1,558,427

Water and Sewer — 6.7%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$790,298
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	790	1,017,449
Port Huron, Water Supply System, 5.25%, 10/1/31	250	277,720

		$2,085,467

Total Tax-Exempt Investments — 152.8% (identified cost $44,228,966)		$47,698,985

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.0)%		$(17,500,249)

Other Assets, Less Liabilities — 3.2%		$1,024,719

Net Assets Applicable to Common Shares — 100.0%		$31,223,455

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2012, 34.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 12.3% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

The Trust did not have any open financial instruments at August 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$44,197,048

Gross unrealized appreciation	$3,662,858
Gross unrealized depreciation	(160,921)

Net unrealized appreciation	$3,501,937

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$47,698,985	$—	$47,698,985
Total Investments	$—	$47,698,985	$—	$47,698,985

The Trust held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. At August 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 25, 2012